Leases (Details) - Schedule of composition of lease liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current lease liabilities
Offices	$ 78	$ 127
Current lease liabilities	78	127
Non-current lease liabilities
Offices	88
Non-current lease liabilities	88
Total lease liabilities	$ 166	$ 127